Sale of businesses - Narrative (Details) $ in Millions, ₩ in Billions					6 Months Ended
	Jan. 25, 2024 USD ($)	Jan. 25, 2024 KRW (₩)	Oct. 27, 2023 USD ($)	Oct. 27, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of business disposal [line items]
Non-operating items					$ (60)	$ 19	[1],[2]
Windsor Business
Disclosure of business disposal [line items]
Consideration received			$ 152	₩ 206
Non-Operating Gains (Losses)					(53)
Exchange recycled from other comprehensive income					(26)
Windsor Business | Major disposal
Disclosure of business disposal [line items]
Cash received in the period	$ 75	₩ 102
USL Popular brands (7)
Disclosure of business disposal [line items]
Non-operating items					4	$ 5
Guinness Cameroon S.A.
Disclosure of business disposal [line items]
Non-operating items					$ (11)

[1]	(1) See page F-7 for an explanation under Basis of preparation.
[2]	(1)See page F-7 for an explanation under Basis of preparation.